INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Balances (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 92,344,598	$ 91,489,194	$ 87,956,354
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 23,519,277	$ 21,863,790
Ownership interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 8,460,307	$ 11,359,597
Ownership interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 1,293,219	$ 1,107,007
Ownership interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 55,072	$ 51,615
Ownership interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 26,694,836	$ 24,258,224
Ownership interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 1,971,055	$ 2,192,920
Ownership interest	7.52%	7.52%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 30,350,832	$ 30,656,041
Ownership interest	35.00%	35.00%